Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Jun. 07, 2013
Document Effective Date	Jun. 07, 2013
Prospectus Date	Jun. 07, 2013